Financial Instruments and Derivatives - Offsetting (Details) - Derivatives - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Offsetting Financial Assets
Gross amount	$ 334.5	$ 595.6
Amount offset	(6.6)	0.0
Net amount	327.9	595.6
Offsetting Financial Liabilities
Gross amount	(25.0)	0.0
Amount offset	6.6	0.0
Net amount	(18.4)	0.0
Gross amount assets (liabilities)	309.5	595.6
Net amount assets (liabilities)	$ 309.5	$ 595.6